CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Promissory Notes Related Parties
CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

NOTE 13: CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

The Company entered into convertible promissory notes as follows as of March 31, 2022 and December 31, 2021:

	2022	2021
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 4) with the two principals of Monster; payments due at maturity	$7,500,000	$7,500,000
	7,500,000	7,500,000
Less: Current portion	(7,500,000)	(7,500,000)
Total	$-	$-

Maturities of convertible promissory notes – related parties as of March 31 are as follows:

2023	$7,500,000
$7,500,000

On June 30, 2021, the Company acquired Monster Creative, LLC. The Monster Purchase Price included: (a) a convertible note to Phantom Power, LLC in the amount of $6,525,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share; and (b) a convertible note to Kevin Childress in the amount of $975,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share.

The Company evaluated the terms of the convertible notes and determined that there were no terms that would necessitate the recognition of any derivative liabilities.

Interest expense for the three months ended March 31, 2022 and 2021 was $92,466 and $0, respectively, and accrued interest as of March 31, 2022 was $281,507.

NOTE 11: CONVERTIBLE PROMISSORY NOTES – RELATED PARTIES

The Company entered into convertible promissory notes as follows as of December 31, 2021 and 2020:

	2021	2020
Convertible note at 5% interest, maturing December 31, 2022 convertible into common shares at $1.20 per share (two notes – one for $6,525,000 and one for $975,000) for the acquisition of Monster Creative, LLC (see Note 4) with the two principals of Monster; payments due at maturity	$7,500,000	$-
	7,500,000	-
Less: Current portion	(7,500,000)	-
Total	$-	$-

Maturities of convertible promissory notes – related parties as of December 31 are as follows:

2022	$7,500,000
$7,500,000

On June 30, 2021, the Company acquired Monster Creative, LLC. The Monster Purchase Price included: (a) a convertible note to Phantom Power, LLC in the amount of $6,525,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share; and (b) a convertible note to Kevin Childress in the amount of $975,000 that bears interest at 5% per annum, and matures December 31, 2022, convertible into the Company’s common stock at $1.20 per share.

The Company evaluated the terms of the convertible notes and determined that there were no terms that would necessitate the recognition of any derivative liabilities.

Interest expense for the years ended December 31, 2021 and 2020 was $189,041 and $0, respectively, and accrued interest as of December 31, 2021 was $189,041.